SEGMENT INFORMATION NARRATIVE (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2018 segment vessel	Sep. 30, 2017 segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3	1
FSRU
Segment Reporting Information [Line Items]
Number of vessels	6
LNG Carrier
Segment Reporting Information [Line Items]
Number of vessels	4